Senior Secured Convertible Notes (4) and Warrants	3 Months Ended
Mar. 31, 2023
Senior Secured Convertible Notes 4 And Warrants
Senior Secured Convertible Notes (4) and Warrants

Note 13. Senior Secured Convertible Notes (4) and Warrants

On January 11, 2023, the Company entered into a Securities Purchase Agreement (“SPA”) pursuant to which the Company issued $3.3 million 10% original issue discount Senior Secured Convertible Notes (4) (the “Notes”) and five-year common stock purchase warrants, for total gross proceeds of $3,000,000.

Senior Secured Convertible Notes (4)

Notes payable at March 31, 2023 and December 31, 2022, were comprised of the following:

Fair value (In thousands)	Total
Balance as of December 31, 2022	$—
Issuance of Senior Secured Convertible Notes (4) at January 11, 2023	1,803
Change in fair value of Senior Secured Convertible Notes	(143)
Balance as of March 31, 2023	$1,660

The Notes are secured by the assets of the Company pursuant to a Security Agreement entered into for such purpose, and are senior to the indebtedness payable to AAI and Ault Lending, pursuant to a Subordination Agreement entered into in connection with the SPA.

The Notes mature on the earlier of (i) October 6, 2023, or (ii) completion of an uplisting to a national securities exchange (an “Uplist Transaction”).

The Notes accrue interest at a rate of 6% per annum payable monthly, which increases to 18% upon an event of default. In addition, under the Notes upon an event of default the Company is required to pay 20% of its consolidated revenues monthly on each interest payment date in reduction of the principal amount of the Notes then outstanding.

The Notes provide for certain events of default which include:

•	failure of the Uplist Transaction to occur by the maturity date;

•	failure to maintain effectiveness of the registration statement under the Registration Rights Agreement;

•	suspension of trading of the Company’s common stock for five consecutive trading days;

•	failure to timely deliver shares issuable upon conversion of the Notes or exercise of the Warrants;

•	failure to timely make payments under the Notes;

•	default under other indebtedness, and

•	certain other customary events of default, subject to certain exceptions and limitations

Upon an event of default, the holders will have the right to require the Company to prepay the Notes at a 125% premium (“Premium”). Further, upon a bankruptcy event of default or a change of control event, the Company will be required to prepay the Notes at a Premium. If the conversion price falls below $0.25, the Company may also elect to prepay the notes at a 125% Premium.

The Notes contain customary restrictive covenants including covenants against incurring new indebtedness or liens, changing the nature of its business, transfers of assets, transactions with affiliates, and issuances of securities, subject to certain exceptions and limitations.

Senior Secured Convertible Notes, Fair Value

The Company elected the fair value option with respect to the Senior Secured Convertible notes. The fair value of the Notes liability was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The Company used the probability-weighted expected return method ("PWERM") to value the Notes liability. This approach involved the estimation of future potential outcomes for the Notes holders, as well as values and probabilities associated with each respective potential outcome.

On January 11, 2023, the Company ascribed following probabilities to four possible scenarios:

	March 31, 2023		January 11, 2023
Scenario description	Estimated probability	Estimated date	Estimated probability	Estimated date
Uplist transaction	10.0%	September 30, 2023	60.0%	June 30, 2023
Held to maturity	60.0%	October 6, 2023	10.0%	October 6, 2023
Change of control	5.0%	September 30, 2023	5.0%	September 30, 2023
Default/ dissolution	25.0%	September 1, 2023	25.0%	September 1, 2023
Total	100.0%		100.0%

The Company filed an S-1 registration statement on February 13, 2023, for AAI to distribute its common and preferred shares of GIGA as a dividend to its stockholders, which was a critical step for the Uplist Transaction scenario. By March 31, 2023, the approval of the S-1 registration statement was delayed and the Company reduced the probability to complete the Uplist prior to September 30, 2023 to 10%, and increased the likelihood that the Notes liability will remain outstanding until maturity to 60%.

Based on these estimates, the Company arrived at the fair value of the Notes liability as shown below:

Senior Secured Convertible Notes (4):	March 31, 2023	January 11, 2023
Fair Value (In thousands)	$1,660	$1,803
Face value principle payment (In thousands)	$3,333	$3,333
Face value at Premium (In thousands)	$4,166	$4,166
Conversion Price	$0.25	$0.78
Maturity Date	October 6, 2023	October 6, 2023
Interest rate	6.00%	6.00%
Valuation technique	PWERM	PWERM

The Company recorded the change in the fair value of the Notes of $143,000 on March 31, 2023 in “Other income and expense”.

Warrants

The Warrants entitle the holders to purchase a total of 1,666,666 shares of common stock for a five-year period from issuance, at an exercise price determined as follows: (i) beginning on the issuance date and for a period of 90 days thereafter, $0.78, (ii) if the Uplist Transaction has occurred as of the date of exercise, the lower of (A) $0.78 and (B) 110% of the per share offering price to the public in the Uplist Transaction, and (iii) if neither of (i) and (ii) apply, the lower of (A) $0.78 and (B) 90% of the lowest VWAP for the 10 trading days prior to the date of the exercise, subject to adjustment including downward adjustment upon any dilutive issuance of securities. If the Uplist Transaction is not completed prior to the maturity date of the Notes, the number of shares of common stock that may be purchased upon exercise of the Warrants will be doubled, without an adjustment to the exercise price.

The Warrants are liability classified and the Company performed a fair value analysis as shown below:

Warrant liability, current:	March 31, 2023	January 11, 2023
Fair Value (In thousands)	$734	$1,530
Number of warrants	$1,666,667	$1,666,667
Closing price (OTCB: GIGA)	$0.30	$0.80
Volatility	143.30%	133.60%
Risk-free discount rate	3.60%	3.72%
Term	5 years	5 years
Expiration date	January 11, 2028	January 11, 2028
Valuation technique	Monte Carlo simulation	Monte Carlo simulation

The Company recorded the change in the fair value of the warrants of $796,000 on March 31, 2023 as a gain in “Other income and expense”.

Placement Agent Warrant

Spartan Capital Securities, LLC (the “Placement Agent”) served as placement agent in the offering and received a cash commission in the amount of 8% of the gross proceeds, or $240,000. In addition, we paid the Placement Agent an expense allowance of $30,000. Furthermore, we issued the Placement Agent five-year warrants (the “Placement Agent Warrants”) to purchase a number of shares of common stock equal to 8% of the total number of shares of common stock underlying the Notes and Warrants sold in the offering, or 1,200,000 shares. The Placement Agent Warrants have an exercise price of 110% of the Warrant exercise price. The Company performed a fair value analysis for the 1,200,000 warrants similarly to the warrants analysis described above, and ascribed a fair value of $858,000 as of January 11, 2023. The warrants are classified as equity:

January 11, 2023
Fair value (In thousands)	$858
Number of warrants	1,200,000
Closing price (OTCB: GIGA)	$0.80
Volatility	133.6%
Risk-free discount rate	3.72%
Contractual term in years	5 years
Expiration date	January 11, 2028
Valuation technique	Monte Carlo simulation